Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value	12 Months Ended
Sep. 30, 2012
Investment Holdings [Text Block]
Investment Holdings [Text Block]

NOTE 7. SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED, AT MARKET – MARKETABLE

Fair Value Measurements

As of September 30, 2012
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	-	-	$18,000
Government obligations	678,000	-	-	678,000
Restricted stock and warrants	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	-	-	$1,000
Government obligations	-	-	-	-
Restricted stock and warrants	-	-	-	-
	$1,000	$-	$-	$1,000

As of September 30, 2011
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$154,000	-	-	$154,000
Government obligations	300,000	-	-	300,000
Restricted stock	-	24,000	-	24,000
	$454,000	$24,000	$-	$478,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$2,000	-	-	$2,000
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$2,000	$-	$-	$2,000

Securities sold, but not yet purchased commit the Company to deliver specified securities at predetermined prices. The transactions may result in market risk since, to satisfy the obligation, the Company must acquire the securities at market prices, which may exceed the values reflected in the consolidated statements of financial condition.

Securities owned, non-marketable, which consist of restricted common stock that is not readily traded and warrants to purchase common stock.